Prepaid and Other Current Assets (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Forge Nano, Inc.
Prepaid and Other Current Assets
Schedule of prepaid and other current assets

	March 31,	December 31,
	2026	2025
Prepaid expenses	$754	$763
Suspense - funding issuance costs	319	844
Total	$1,073	$1,607

	2025	2024
Prepaid expenses	$763	$931
Suspense – Funding issuance costs	844	132
Total	$1,607	$1,063